Restatement of Previously Issued Financial Statements (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares
Condensed Financial Information Disclosure [Abstract]
Aggregate amount	$ 7,853,921
Loan to third parties		$ 7,853,921
Commission expense	8,119,391	8,119,391
Increase in accrued taxes	$ 538,398	538,398
Provision for income taxes		$ 556,597
Basic net earnings per share (in Dollars per share) | $ / shares	$ 0.11	$ 0.11
Diluted net earnings per share (in Dollars per share) | $ / shares	$ 0.11	$ 0.11